COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating lease agreements

Twelve months ending December 31,	Minimum lease payment
	RMB	US$
2022	2,328	365
2023	1,111	174
2024	1,019	160
2025	1,041	163
2026	1,062	167
2027 and thereafter	3,789	595
Total	10,350	1,624